Shareholder Fees	Apr. 30, 2026 USD ($)
Segall Bryant & Hamill Small Cap Value Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 12.00
Segall Bryant & Hamill Small Cap Value Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Small Cap Growth Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Small Cap Growth Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Small Cap Core Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Small Cap Core Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill All Cap Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill All Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Emerging Markets Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill International Small Cap Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill International Equity Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill International Equity Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Global All Cap Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Global All Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Plus Bond Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Plus Bond Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Quality High Yield Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Quality High Yield Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Municipal Opportunities Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Municipal Opportunities Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Segall Bryant & Hamill Colorado Tax Free Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	12.00
Segall Bryant & Hamill Colorado Tax Free Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other
Barrett Growth Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Barrett Opportunity Fund | Retail Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0